10. DERIVATIVE LIABILITY (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments - Warrants	$ 2,052,021	$ 2,100,915
Level 1
Derivative Instruments - Warrants	0	0
Level 2
Derivative Instruments - Warrants	2,052,021	2,100,915
Level 3
Derivative Instruments - Warrants	$ 0	$ 0